Condensed Financial Information (Parent Company) (Condensed Statement of Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Premiums	$ 606	$ 1,261	$ 1,828
Universal life and investment-type product policy fees	2,336	2,261	1,956
Net investment income	2,852	2,952	3,074
Other revenues	592	511	508
Net investment gains (losses)	82	152	35
Net derivative gains (losses)	(1,052)	1,003	1,096
Total revenues	5,416	8,140	8,497
Expenses
Policyholder benefits and claims	1,707	2,389	2,660
Interest credited to policyholder account balances	1,037	1,147	1,189
Goodwill impairment	66	394	0
Other expenses	1,659	2,720	2,981
Total expenses	4,469	6,650	6,830
Income (loss) from continuing operations before provision for income tax	947	1,490	1,667
Provision for income tax expense (benefit)	227	372	493
Income (loss) from continuing operations, net of income tax	720	1,118	1,174
Income (loss) from discontinued operations, net of income tax	0	8	0
Net income (loss)	720	1,126	1,174
Comprehensive income (loss)	(791)	1,755	2,728
Parent Company [Member]
Revenues
Premiums	181	144	148
Universal life and investment-type product policy fees	645	662	632
Net investment income	1,797	1,854	1,943
Equity in earnings of subsidiaries	287	773	574
Other revenues	147	151	154
Net investment gains (losses)	54	20	14
Net derivative gains (losses)	(105)	(140)	241
Total revenues	3,006	3,464	3,706
Expenses
Policyholder benefits and claims	916	797	755
Interest credited to policyholder account balances	618	666	710
Goodwill impairment	66	327	0
Other expenses	499	576	772
Total expenses	2,099	2,366	2,237
Income (loss) from continuing operations before provision for income tax	907	1,098	1,469
Provision for income tax expense (benefit)	187	(20)	295
Income (loss) from continuing operations, net of income tax	720	1,118	1,174
Income (loss) from discontinued operations, net of income tax	0	8	0
Net income (loss)	720	1,126	1,174
Comprehensive income (loss)	$ (791)	$ 1,755	$ 2,728